SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - 12 months ended Dec. 31, 2023 $ in Millions, $ in Millions	ARS ($)	USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Fair value of assigned spectrum		$ 6.2
Price of spectrum to be exchanged		5.7
Cash paid		$ 0.5
Gain on difference between the book value and the fair value of the returned spectrum	$ 1,280
5G licenses
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	20 years
3G/4G licenses
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	15 years
Nucleo's licenses | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	5 years
Nucleo's licenses | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	10 years
Customer Relationship | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	5 years
Customer Relationship | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	14 years
Incremental Costs from the Acquisition of Contracts
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	2 years
Content activation
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	2 years
Internally generated software | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	5 years
Internally generated software | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	10 years
Other | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	2 years
Other | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Average period for amortization	28 years